Schedule of Reconciliation of Statutory Corporate U.S Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax at U.S. statutory rate	21.00%	21.00%
State taxes, net of federal effect	2.13%	2.29%
Non-Deductible Expenses	(9.85%)	0.89%
Change in Valuation Allowance	(13.40%)	(24.54%)
Effective income tax rate